TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	12.31.18	12.31.17
Sundry suppliers (Opex, Capex, Services and Material)	6,790,882	6,683,503
Amounts payable (operators, cobilling)	198,942	187,976
Interconnection / interlink (1)	269,446	224,777
Related parties (Note 28)	383,512	350,844
Total	7,642,782	7,447,100